RESERVES	12 Months Ended
Dec. 31, 2017
RESERVES [abstract]
Disclosure of reserves

39.     RESERVES

	2016	2017
	RMB	RMB
Capital reserve (Note (a))
Balance as of January 1	28,341	26,290

Distribution to SAMC in the Acquisition of Gaoqiao Branch of SAMC (Note 31)	(2,137)	—
Transaction with non-controlling interests	(30)	(13)
Others	116	49
Balance as of December 31	26,290	26,326

Share premium (Note (b))
Balance as of January 1	55,850	55,850

Balance as of December 31	55,850	55,850

Statutory surplus reserve (Note (c))
Balance as of January 1	79,640	79,640

Appropriation	—	3,042
Balance as of December 31	79,640	82,682

Discretionary surplus reserve
Balance as of January 1	117,000	117,000

Balance as of December 31	117,000	117,000

Other reserves
Balance as of January 1	(6,781)	424

Other comprehensive income	7,052	(3,481)
Others	153	123
Balance as of December 31	424	(2,934)

Retained earnings (Note (d))
Balance as of January 1	281,076	310,719

Net income attributable to owners of the Company	46,672	51,244
Final dividend inspect of the previous year, approved and paid during the year (Note (e))	(7,264)	(20,582)
Interim dividend (Note (f))	(9,565)	(12,107)
Appropriation	—	(3,042)
Profit distribution to SAMC (Note 31)	(47)	—
Others	(153)	(107)

Balance as of December 31	310,719	326,125

	589,923	605,049

Note:

(a)   The capital reserve represents (i) the difference between the total amount of the par value of shares issued and the amount of the net assets transferred from Sinopec Group Company in connection with the Reorganization, and (ii) the difference between the considerations paid over or received the amount of the net assets of entities and related operations acquired from or sold to Sinopec Group Company and non-controlling interests.

(b)  The application of the share premium account is governed by Sections 167 and 168 of the PRC Company Law.

(c)   According to the PRC Company Law and the Company’s Articles of Association, the Company is required to transfer 10% of its net income determined in accordance with the accounting policies complying with Accounting Standards for Business Enterprises (“ASBE”),  adopted by the Group to statutory surplus reserve. In the event that the reserve balance reaches 50% of the registered capital, no transfer is needed. The transfer to this reserve must be made before distribution of a dividend to shareholders. Statutory surplus reserve can be used to make good previous years’ losses, if any, and may be converted into share capital by issuing new shares to shareholders in proportion to their existing shareholdings or by increasing the par value of the shares currently held by them, provided that the balance after such issue is not less than 25% of the registered capital.

During the years ended December 31, 2015, 2016 and 2017, the Company transferred RMB 3,088, RMB nil and RMB 3,042, respectively, being 10% of the net income determined in accordance with the accounting policies complying with ASBE, to this reserve.

(d)   As of December 31, 2016 and 2017, the amount of retained earnings available for distribution was RMB 182,440 and RMB 177,049, respectively, being the amount determined in accordance with ASBE. According to the Company’s Articles of Association, the amount of retained earnings available for distribution to owners of the Company is the lower of the amount determined in accordance with the accounting policies complying with ASBE and the amount determined in accordance with the accounting policies complying with IFRS.

Pursuant to a resolution passed at the director’s meeting on March 23, 2018, final dividends in respect of the year ended December 31, 2017 of RMB 0.40 per share totaling RMB 48,428 were proposed for shareholders’ approval at the Annual General Meeting. Final cash dividend for the year ended December 31, 2017 proposed after the balance sheet date has not been recognized as a liability at the balance sheet date.

(e)   Pursuant to the shareholders’ approval at the Annual General Meeting on May 18, 2016, a final dividend of RMB 0.06 per share totaling RMB 7,264 according to total shares as of June 23, 2016 was approved. All dividends have been paid in the year ended December 31, 2016.

Pursuant to the shareholders’ approval at the Annual General Meeting on June 28, 2017, a final dividend of RMB 0.17 per share totaling RMB 20,582 according to total shares as of July 18, 2017 was approved. All dividends have been paid in the year ended December 31, 2017.

(f)   Pursuant to the Company’s Articles of Association and a resolution passed at the Directors’ meeting on August 26, 2016, the directors authorized to declare the interim dividend for the year ended December 31, 2016 of RMB 0.079 per share totaling RMB 9,565. Dividends were paid on September 21, 2016.

Pursuant to the Company’s Articles of Association and a resolution passed at the Directors’ meeting on August 25, 2017, the directors authorized to declare the interim dividend for the year ended December 31, 2017 of RMB 0.10 per share totaling RMB 12,107. Dividends were paid on September 20, 2017.

(g)   On March 1, 2011, the Company issued convertible bonds due in 2017 with an aggregate principal amount of RMB 23,000 in the PRC (the “2011 Convertible Bonds”). The 2011 Convertible Bonds were issued at par value of RMB 100 and bear a fixed interest rate of 0.5% per annum for the first year, 0.7% for the second year, 1.0% for the third year, 1.3% for the fourth year, 1.8% for the fifth year and 2.0% for the sixth year, payable annually. The holders can convert the 2011 Convertible Bonds into A shares of the Company from August 24, 2011 onwards at an initial conversion price of RMB 9.73 per share, subject to adjustment for, amongst other things, cash dividends, subdivision or consolidation of shares, bonus issues, issue of new shares, rights issues, capital distribution, change of control and other events which have an effect on the issued share capital of the Company (“the Conversion Option”). Unless previously redeemed, converted or purchased and cancelled, the 2011 Convertible Bonds will be redeemed within 5 trading days after maturity at 107% of the principal amount, including interest for the sixth year. The initial carrying amounts of the liability component and the derivative component, representing the Conversion Option of the 2011 Convertible Bonds, were RMB 19,279 and RMB 3,610, respectively.

During the term of the 2011 Convertible Bonds, the conversion price may be subject to downward adjustment that if the closing prices of the Company’s A Shares in any fifteen trading days out of any thirty consecutive trading days are lower than 80% of the prevailing conversion price, the board of directors may propose downward adjustment to the conversion price subject to the shareholders’ approval. The adjusted conversion price shall be not less than (a) the average trading price of the Company’s A Shares for the twenty trading days prior to the shareholders’ approval, (b) the average trading price of the Company’s A Shares on the day immediately before the shareholders’ approval, (c) the net asset value per share based on the latest audited financial statements prepared under ASBE, and (d) the nominal value per share.

During the term of the 2011 Convertible Bonds, if the closing price of the A Shares of the Company is not lower than 130% of the conversion price in at least fifteen trading days out of any thirty consecutive trading days, the Company has the right to redeem all or part of the 2011 Convertible Bonds based on the nominal value plus the accrued interest (“the terms of conditional redemption”).

As of January 26, 2015, the terms of conditional redemption of 2011 Convertible Bonds of the Company have been triggered for the first time. At the 22nd meeting of the fifth session of the board of the Company (the “Board”), the Board has reviewed and approved the proposal for the redemption of 2011 Convertible Bonds, and decided to exercise the right of redemption and to redeem all of the outstanding 2011 Convertible Bonds registered on February 11, 2015.

From January 1, 2015 to February 11, 2015, the 2011 Convertible Bonds with a total nominal value of RMB 13,647 were converted into 2,790,814,006 A shares of the Company with a conversion price of 4.89 per share. As of February 11, 2015, the total share capital of the Company has been increased to 121,071,209,646 shares. The unconverted convertible bonds amounted to RMB 52.78 (527,760 convertible bonds). As at February 17, 2015, the Company has redeemed and fully paid the unconverted portion at RMB 101.261 per convertible bond (including the accrued interest and interest tax accrued thereon).

As of December 31, 2015, the 2011 Convertible bonds have been fully converted or redeemed.